Nature of operations (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 28, 2025 CAD ($) shares	Jan. 31, 2025 CAD ($) shares	Mar. 13, 2026 CAD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 10, 2025 $ / shares	Dec. 10, 2025 CAD ($) shares	Jul. 15, 2025 USD ($) $ / shares shares	May 31, 2024 shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Common stock shares issued | shares	2,222,222	1,684,659		262,776,228	262,776,228	176,947,216				3,569,449	1,722,210	6,886,167
Common stock shares oustanding | shares				262,776,228	262,776,228	176,947,216							155,925,779
Working capital					$ 213,175	$ 36,813
Secured additional financings	$ 10,847	$ 10,847
Exercise of warrants					8,616
initial public offering | shares								20,700,000	20,000,000
Common share per share | $ / shares							$ 6.25		$ 4.50
Underwriting Spread								$ 121,493	$ 80,300
Subsequent [member]
IfrsStatementLineItems [Line Items]
Received in conjunction			$ 4,913
KfW [member]
IfrsStatementLineItems [Line Items]
Drawdown amount received				$ 906
Project financing amount				75,100
Additional conjunction				$ 20,000
Share options [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants					$ 29,030